Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Classes of other provisions [abstract]
Summary of other provisions

December 31,	2023	2022
Warranty provisions	$14,151	$13,411
Restructuring provisions	9,646	2,009
Legal provisions	2,179	3,406
Total provisions	$25,976	$18,826

Summary of tabular form of movement in provisions

2023	Warranty Provisions	Restructuring Provisions	Legal Provisions	Total
Opening balance	$13,411	$2,009	$3,406	$18,826
Acquisition (Note 6)	-	-	-	-
Additions during the year	8,609	7,936	-	16,545
Amounts settled and released in the year	(7,595)	(299)	(1,225)	(9,119)
Currency translation effects	(274)	-	(2)	(276)
Closing balance	$14,151	$9,646	$2,179	$25,976

2022	Warranty Provisions	Restructuring Provisions	Legal Provisions	Total
Opening balance	$6,636	$-	$-	$6,636
Acquisition (Note 6)	5,888	-	2,691	8,579
Additions during the year	4,395	2,009	717	7,121
Amounts settled and released in the year	(3,669)	-	-	(3,669)
Currency translation effects	161	-	(2)	159
Closing balance	$13,411	$2,009	$3,406	$18,826